Average Annual Total Returns - BARON FIFTH AVENUE GROWTH FUND	Jan. 28, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
Since Inception	12.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	9.84%
BARON FIFTH AVENUE GROWTH FUND
Average Annual Return:
1 Year	50.42%
5 Years	22.92%
10 Years	17.79%
Since Inception	11.68%
Inception Date	Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | After Taxes on Distributions
Average Annual Return:
1 Year	50.29%
5 Years	22.73%
10 Years	17.70%
Since Inception	11.44%
Inception Date	Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	29.94%
5 Years	18.85%
10 Years	15.29%
Since Inception	10.05%
Inception Date	Apr. 30, 2004
Institutional Shares
Average Annual Return:
1 Year	50.81%	[1]
5 Years	23.24%	[1]
10 Years	18.10%	[1]
Since Inception	11.88%	[1]
Inception Date	May 29, 2009	[1]
R6 Shares
Average Annual Return:
1 Year	50.78%	[1]
5 Years	23.25%	[1]
10 Years	18.10%	[1]
Since Inception	11.88%	[1]
Inception Date	Jan. 29, 2016	[1]

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.